Long-Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Long-Term Debt [Abstract]
LONG-TERM DEBT

5.    LONG-TERM DEBT

Our senior notes are secured by a first priority lien on certain transmission and distribution assets equally and ratably with all of Oncor’s other secured indebtedness.  See “Deed of Trust” below for additional information.  At March 31, 2020 and December 31, 2019, our long-term debt consisted of the following:

	March 31,	December 31,
	2020	2019
Fixed Rate Secured:
5.75% Senior Notes due September 30, 2020	$126	$126
8.50% Senior Notes, Series C, due December 30, 2020	13	14
4.10% Senior Notes, due June 1, 2022	400	400
7.00% Debentures due September 1, 2022	482	482
2.75% Senior Notes due June 1, 2024	500	500
2.95% Senior Notes due April 1, 2025	350	350
3.86% Senior Notes, Series A, due December 3, 2025	174	174
3.86% Senior Notes, Series B, due January 14, 2026	38	38
3.70% Senior Notes due November 15, 2028	650	650
5.75% Senior Notes due March 15, 2029	318	318
7.25% Senior Notes, Series B, due December 30, 2029	36	36
2.75% Senior Notes due May 15, 2030	400	-
6.47% Senior Notes, Series A, due September 30, 2030	82	83
7.00% Senior Notes due May 1, 2032	500	500
7.25% Senior Notes due January 15, 2033	350	350
7.50% Senior Notes due September 1, 2038	300	300
5.25% Senior Notes due September 30, 2040	475	475
4.55% Senior Notes due December 1, 2041	400	400
5.30% Senior Notes due June 1, 2042	500	500
3.75% Senior Notes due April 1, 2045	550	550
3.80% Senior Notes due September 30, 2047	325	325
4.10% Senior Notes due November 15, 2048	450	450
3.80% Senior Notes, due June 1, 2049	500	500
3.10% Senior Notes, due September 15, 2049	700	700
3.70% Senior Notes due May 15, 2050	400	-
Secured long-term debt	9,019	8,221
Unsecured:
Term loan credit agreement maturing October 6, 2020	-	460
Term loan credit agreement maturing June 1, 2021	450	-
Total long-term debt	9,469	8,681
Unamortized discount and debt issuance costs	(65)	(56)
Less amount due currently	(148)	(608)
Long-term debt, less amounts due currently	$9,256	$8,017

Long-Term Debt-Related Activity in 2020

Debt Issuances

On March 20, 2020, we completed a sale of $400 million aggregate principal amount of 2.75% Senior Secured Notes due 2030 (2030 Notes) and $400 million aggregate principal amount of 3.70% Senior Secured Notes due 2050 (2050 Notes and, together with the 2030 Notes, the Notes). We used the proceeds (net of the initial purchasers’ discount, fees and expenses) of approximately $790 million from the sale of the Notes for general corporate purposes, including the repayment of short-term and long-term debt.

The Notes were issued pursuant to the provisions of an Indenture, dated as of August 1, 2002, between Oncor and The Bank of New York Mellon Trust Company, N.A. (as successor to The Bank of New York Mellon, formerly The Bank of New York) (as amended and supplemented, the Indenture). The 2030 Notes and the 2050 Notes each constitute a separate series of notes under the Indenture, but will be treated together with Oncor’s other outstanding debt securities issued under the Indenture for amendments and waivers and for taking certain other actions.

The Notes were issued in separate private placements and were not registered under the Securities Act.  We have agreed, subject to certain exceptions, to register with the SEC notes having substantially identical terms as the Notes (except for provisions relating to the transfer restriction and payment of additional interest) as part of our offers to exchange freely tradable exchange notes for the Notes.  We have agreed to use commercially reasonable efforts to cause the exchange offers to be completed within 315 days after the applicable issue date of the Notes.  If a registration statement for the exchange offers is not declared effective by the SEC within 270 days after the applicable issue date of the Notes or the exchange offers are not completed within 315 days after the applicable issue date of the Notes (an exchange default), then the annual interest rate on each series of the Notes will increase 50 basis points per annum until the earlier of the expiration of the exchange default or the second anniversary of the issue dates of the Notes.

January 2020 Term Loan Credit Agreement

On January 28, 2020, we executed a $450 million term loan credit agreement that matures on June 1, 2021 (January 2020 Term Loan Agreement).  The January 2020 Term Loan Agreement provides that we can borrow the full amount in up to four borrowings by April 27, 2020.  We borrowed $163 million on January 29, 2020, $55 million on February 28, 2020 and $232 million on March 17, 2020 under the January 2020 Term Loan Agreement. At March 31, 2020, borrowings under the January 2020 Term Loan Agreement totaled $450 million, the full amount available under the agreement.

The proceeds from each borrowing were used for general corporate purposes, including the repayment of notes outstanding under our CP Program. Loans under the January 2020 Term Loan Agreement bear interest at per annum rates equal to, at our option, (i) LIBOR plus 0.50% until June 1, 2021, or (ii) an alternate base rate (the highest of (1) the prime rate of Sumitomo Mitsui Banking Corporation, the administrative agent and a lender under the agreement, (2) the federal funds effective rate plus 0.50%, and (3) daily one-month LIBOR plus 1%).

Interest Rate Hedge Transactions

In February and March of 2020, we entered into interest rate hedge transactions hedging the variability of benchmark bond rates used to determine interest rates on anticipated issuances of ten-year and thirty-year senior secured notes.  The hedges were terminated in March 2020 upon our issuance of the senior secured notes discussed in “Debt Issuances” above.  We recognized a $29 million ($23 million after-tax) loss related to the fair value of the hedge transactions in accumulated other comprehensive loss.  We expect approximately $4 million of the amount reported in accumulated other comprehensive loss at March 31, 2020 related to interest rate hedges to be reclassified into net income as an increase to interest expense within the next 12 months, including $2 million from the current period transactions.

Debt Repayments

Repayments of long-term debt in the three months ended March 31, 2020 included $460 million principal amount borrowed under a term loan agreement entered into in 2019 that was to mature in October 2020 (2019 Term Loan Agreement) and $2 million principal amount of the quarterly amortizing debt for senior secured notes issued under one of our Note Purchase Agreements. The $460 million repaid under the 2019 Term Loan Agreement constituted all amounts outstanding under that agreement, and as a result of that repayment the agreement is no longer in effect.

Deed of Trust

Our secured indebtedness is secured equally and ratably by a first priority lien on property we acquired or constructed for the transmission and distribution of electricity.  The property is mortgaged under the Deed of Trust.  The Deed of Trust permits us to secure indebtedness with the lien of the Deed of Trust up to the aggregate of (i) the amount of available bond credits, and (ii) 85% of the lower of the fair value or cost of certain property additions that could be certified to the Deed of Trust collateral agent.  At March 31, 2020, the amount of available bond credits was $1.973 billion and the amount of future debt we could secure with property additions, subject to those property additions being certified to the Deed of Trust collateral agent, was $2.602 billion.

Borrowings under the CP Program, the Credit Facility, and our term loan credit agreements are not secured.

Maturities

Long-term maturities (including current maturities) at March 31, 2020, are as follows:

Year	Amount
2020 (excluding first three months of 2020)	$148
2021	459
2022	891
2023	10
2024	510
Thereafter	7,451
Unamortized discount and debt issuance costs	(65)
Total	$9,404

Fair Value of Long-Term Debt

At March 31, 2020 and December 31, 2019, the estimated fair value of our long-term debt (including current maturities) totaled $10.734 billion and $10.003 billion, respectively, and the carrying amount totaled $9.404 billion and $8.625 billion, respectively.  The fair value is estimated using observable market data, representing Level 2 valuations under accounting standards related to the determination of fair value.

7.    LONG-TERM DEBT

Our senior notes are secured by a first priority lien on certain transmission and distribution assets equally and ratably with all of Oncor’s other secured indebtedness.  See “Deed of Trust” below for additional information.  At December 31, 2019 and 2018, our long-term debt consisted of the following:

	December 31,
	2019	2018

Fixed Rate Secured:
2.15% Senior Notes due June 1, 2019	$-	$250
5.75% Senior Notes due September 30, 2020	126	126
8.50% Senior Notes, Series C, due December 30, 2020	14	-
4.10% Senior Notes, due June 1, 2022	400	400
7.00% Debentures due September 1, 2022	482	482
2.75% Senior Notes due June 1, 2024	500	-
2.95% Senior Notes due April 1, 2025	350	350
3.86% Senior Notes, Series A, due December 3, 2025	174	-
3.86% Senior Notes, Series B, due January 14, 2026	38	-
3.70% Senior Notes due November 15, 2028	650	350
5.75% Senior Notes due March 15, 2029	318	318
7.25% Senior Notes, Series B, due December 30, 2029	36	-
6.47% Senior Notes, Series A, due September 30, 2030	83	-
7.00% Senior Notes due May 1, 2032	500	500
7.25% Senior Notes due January 15, 2033	350	350
7.50% Senior Notes due September 1, 2038	300	300
5.25% Senior Notes due September 30, 2040	475	475
4.55% Senior Notes due December 1, 2041	400	400
5.30% Senior Notes due June 1, 2042	500	500
3.75% Senior Notes due April 1, 2045	550	550
3.80% Senior Notes due September 30, 2047	325	325
4.10% Senior Notes due November 15, 2048	450	450
3.80% Senior Notes, due June 1, 2049	500	-
3.10% Senior Notes, due September 15, 2049	700	-
Secured long-term debt	8,221	6,126
Variable Rate Unsecured:
Term loan credit agreement maturing December 9, 2019	-	350
Term loan credit agreement maturing October 6, 2020	460	-
Total long-term debt	8,681	6,476
Unamortized discount and debt issuance costs	(56)	(41)
Less amount due currently	(608)	(600)
Long-term debt, less amounts due currently	$8,017	$5,835

Long-Term Debt-Related Activity in 2019

Debt Repayments

Repayments of long-term debt in 2019 consisted of $488 million aggregate principal amount of long-term debt of InfraREIT’s subsidiaries that we paid on May 16, 2019 in connection with and immediately following the InfraREIT Acquisition through repayment of $288 million principal amount of outstanding InfraREIT subsidiary senior notes (plus $5 million in accrued interest and $19 million in make-whole fees relating to those notes) and repayment of an outstanding $200 million principal amount InfraREIT subsidiary term loan, $250 million aggregate principal amount of our 2.15% senior secured notes due June 1, 2019, $350 million aggregate principal amount of the term loan credit agreement maturing on December 9, 2019 (which was repaid in full and extinguished in November 2019) and $6 million principal amount of the quarterly amortizing debt for senior secured notes issued under the Note Purchase Agreements.

Debt Issuances

 Senior Secured Notes

In May 2019 we issued $500 million aggregate principal amount of 2.75% senior secured notes due 2024 (2024 Notes), $300 million aggregate principal amount of 3.70% senior secured notes due 2028 (2028 Notes) and $500 million aggregate principal amount of 3.80% Senior Secured Notes due 2049 (3.80% 2049 Notes). The 2028 Notes constitute an additional issuance of our 3.70% Senior Secured Notes due 2028, $350 million of which we previously issued on August 10, 2018 and are currently outstanding (Outstanding 2028 Notes). The 2028 Notes were issued as part of the same series as the Outstanding 2028 Notes. Additionally, the 2028 Notes exchanged or sold in connection with the transactions contemplated by a registration rights agreement are expected to become fungible with the Outstanding 2028 Notes. We used the proceeds (net of the initial purchasers’ discount, fees, expenses and accrued interest) of $1,297 million from the sale of the notes for general corporate purposes, including to repay all amounts outstanding under the Bridge Loan, to repay $250 million aggregate principal amount of our 2.15% Senior Secured Notes due June 1, 2019 and to repay CP Notes, when due, under our CP Program. For more information on the Bridge Loan, see Note 6.

Prior to May 1, 2024, in the case of the 2024 Notes, August 15, 2028 in the case of the 2028 Notes and December 1, 2048, in the case of the 2049 Notes, Oncor may redeem such notes at any time, in whole or in part, at a price equal to 100% of their principal amount, plus accrued and unpaid interest and a “make-whole” premium. On and after May 1, 2024, in the case of the 2024 Notes, August 15, 2028 in the case of the 2028 Notes and December 1, 2048, in the case of the 2049 Notes, Oncor may redeem such notes at any time, in whole or in part, at a redemption price equal to 100% of the principal amount of such notes, plus accrued and unpaid interest.

On September 12, 2019, we issued $700 million aggregate principal amount of 3.10% senior secured notes due September 15, 2049 (3.10% 2049 Notes and, together with the 2024 Notes, 2028 Notes and the 3.80% 2049 Notes, the New Indenture Notes). We used the proceeds (net of the initial purchasers’ discount, fees and expenses) of $689 million from the sale of the 3.10% 2049 Notes for general corporate purposes, including to repay CP Notes, when due, under our CP Program.

Prior to March 15, 2049, Oncor may redeem the 3.10% 2049 Notes at any time, in whole or in part, at a price equal to 100% of their principal amount, plus accrued and unpaid interest and a “make-whole” premium. On and after March 15, 2049, Oncor may redeem the 3.10% 2049 Notes at any time, in whole or in part, at a redemption price equal to 100% of the principal amount of the 3.10% 2049 Notes, plus accrued and unpaid interest.

The New Indenture Notes also contain customary events of default, including failure to pay principal or interest when due. The New Indenture Notes were issued in separate private placements.  In November 2019, we completed an offering with the holders of the New Indenture Notes to exchange their respective New Indenture Notes for notes that have terms identical in all material respects to the New Indenture Notes (Exchange Notes), except that the Exchange Notes do not contain terms with respect to transfer restrictions, registration rights and payment of additional interest for failure to observe certain obligations in a certain registration rights agreement.  The Exchange Notes were registered on a Form S-4, which was declared effective in October 2019.

Debt Exchange

In connection with closing the InfraREIT Acquisition on May 16, 2019, we exchanged $351 million principal amount of outstanding InfraREIT subsidiary senior notes for a like principal amount of newly issued Oncor secured senior notes. We received no proceeds from the issuance of the new Oncor notes and the exchanges were accounted for as debt modifications. Following are details of the exchanges:

(i)

$87 million aggregate principal amount of newly issued Oncor 6.47% Senior Notes, Series A, due September 30, 2030 (2030 Notes), issued in exchange for a like principal amount of SDTS’s 6.47% Senior Notes due September 30, 2030,

(ii)

$38 million aggregate principal amount of newly issued Oncor 7.25% Senior Notes, Series B, due December 30, 2029 (2029 Notes), issued in exchange for a like principal amount of SDTS’s 7.25% Senior Notes due December 30, 2029,

(iii)

$14 million aggregate principal amount of newly issued Oncor 8.50% Senior Notes, Series C, due December 30, 2020 (2020 Notes), issued in exchange for a like principal amount of Transmission and Distributions Company, L.L.C.’s 8.50% Senior Notes due December 30, 2020,

(iv)

$174 million aggregate principal amount of newly issued Oncor 3.86% Senior Notes, Series A, due December 3, 2025 (2025 Notes), issued in exchange for a like principal amount of SDTS’s 3.86% Senior Notes due December 3, 2025, and

(v)

$38 million aggregate principal amount of newly issued Oncor 3.86% Senior Notes, Series B, due January 14, 2026 (2026 Notes), issued in exchange for a like principal amount of SDTS’s 3.86% Senior Notes due January 14, 2026.

The 2030 Notes, 2029 Notes, 2020 Notes, 2025 Notes and 2026 Notes were each issued pursuant to a Note Purchase Agreement.  Closing of the Note Purchase Agreements and issuance of the 2030 Notes, 2029 Notes, 2020 Notes, 2025 Notes and 2026 Notes (collectively, NPA Notes) occurred on May 16, 2019, immediately following consummation of the InfraREIT Acquisition.

The Note Purchase Agreements contain customary covenant restrictions and events of default. The NPA Notes are secured equally and ratably with our other secured indebtedness pursuant to the Deed of Trust. For more information on the Deed of Trust, see “Deed of Trust” below. We received no proceeds from the issuance of the NPA Notes.

Term Loan Credit Agreements

On September 6, 2019, we entered into an unsecured term loan credit agreement (2019 Term Loan Agreement) in an aggregate principal amount of up to $460 million.  The 2019 Term Loan Agreement has a 13-month term, maturing on October 6, 2020. We borrowed the full aggregate principal amount available under the 2019 Term Loan Agreement of $460 million on September 25, 2019. The 2019 Term Loan Agreement bears interest at per annum rates equal to, at Oncor’s option, (i) LIBOR plus 0.50%, or (ii) an alternate base rate (the highest of (1) the prime rate of Wells Fargo Bank National Association, the administrative agent under the agreement, (2) the federal funds effective rate plus 0.50%, and (3) daily one-month LIBOR plus 1%). We used the proceeds (net of fees and expenses) for general corporate purposes, including to repay CP Notes, when due, under our CP program.

The 2019 Term Loan Agreement contains customary covenants for facilities of this type, restricting, subject to certain exceptions, us and our subsidiaries from, among other things, incurring additional liens, entering into mergers and consolidations, and sales of substantial assets.  The 2019 Term Loan Agreement contains a senior debt-to-capitalization ratio covenant that effectively limits our ability to incur indebtedness in the future.  At December 31, 2019, we were in compliance with this covenant and all other covenants in the term loan credit agreement.  See “Credit Rating Provisions, Covenants and Cross Default Provisions” below for additional information on this covenant and the calculation of this ratio.

In November 2019, we repaid $350 million, representing the full principal amount owed, under the term loan credit agreement entered into in 2018 that was scheduled to mature in December 2019. That term loan credit agreement contained covenants similar to the 2019 Term Loan Agreement.  Upon repayment, the 2018 term loan agreement ceased to be in effect.

Deed of Trust

Our secured indebtedness is secured equally and ratably by a first priority lien on property we acquired or constructed for the transmission and distribution of electricity.  The property is mortgaged under the Deed of Trust.  The Deed of Trust permits us to secure indebtedness with the lien of the Deed of Trust up to the aggregate of (i) the amount of available bond credits, and (ii) 85% of the lower of the fair value or cost of certain property additions that could be certified to the Deed of Trust collateral agent.  At December 31, 2019, the amount of available bond credits was $2,771 million and the amount of future debt we could secure with property additions, subject to those property additions being certified to the Deed of Trust collateral agent, was $2,410 million.

Borrowings under the CP Program, the Credit Facility and our term loan credit agreements are not secured.

Maturities

Long-term debt maturities at December 31, 2019, are as follows:

Year	Amount
2020	$608
2021	9
2022	891
2023	10
2024	510
Thereafter	6,653
Unamortized discount and debt issuance costs	(56)
Total	$8,625

Fair Value of Long-Term Debt

At December 31, 2019 and 2018, the estimated fair value of our long-term debt (including current maturities) totaled $10.003 billion and $7.086 billion, respectively, and the carrying amount totaled $8.625 billion and $6.435 billion, respectively.  The fair value is estimated using observable market data, representing Level 2 valuations under accounting standards related to the determination of fair value.